Information by Geographic Areas (Tables)	3 Months Ended
Apr. 30, 2013
Information by Geographic Areas
Schedule of revenue by geographic region

The following tables present our revenue by geographic region for the fiscal years ended January 31, 2011, 2012 and 2013 and three months ended April 30, 2012 and 2013 (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
United States	$25,657	$35,660	$49,233	$11,200	$13,833
International	4,053	5,665	7,613	1,778	2,216

	$29,710	$41,325	$56,846	$12,978	$16,049